Financial instruments and risk management - Fair value measurement - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Business combinations
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period	6 years
Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	$ 443	$ 665
Movement in financial assets - other	84	24
Zacapa put option | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	198	274	$ 261
Contingent consideration recognised on acquisition of businesses
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	153	279
Contingent consideration recognised on acquisition of businesses | Volume, measurement input
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value liability due to increase in observable input	$ 25
Sensitivity analysis, percentage of possible increase in unobservable input, liabilities	10.00%
Sensitivity analysis, percentage of possible decrease in unobservable input, liabilities	20.00%
Increase (decrease) in fair value liability due to decrease in observable input	$ 70
Contingent consideration recognised on acquisition of businesses | Cash flows, measurement input
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value liability due to increase in observable input	$ 30
Sensitivity analysis, percentage of possible increase in unobservable input, liabilities	10.00%
Sensitivity analysis, percentage of possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value liability due to decrease in observable input	$ 30
Contingent consideration recognised on acquisition of businesses | Business combinations | Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	273
Contingent consideration recognised on acquisition of businesses | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	245	391	$ 449
Contingent consideration recognised on acquisition of businesses | Level 3 | Don Papa rum
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	$ 92	112
Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in investment by external party	50.00%
Industrias Licoreras de Guatemala | Zacapa put option | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	$ 198	$ 274